Related party transactions (Details)	3 Months Ended			6 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2018 aircraft	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) aircraft	Jun. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Number of aircraft sold | aircraft		6
AerDragon
Related Party Transaction [Line Items]
Dividends received from equity investment				$ 0	$ 1,700,000
AerLift
Related Party Transaction [Line Items]
Dividends received from equity investment				200,000	200,000
Management Service | AerDragon
Related Party Transaction [Line Items]
Management services fees received	$ 100,000		$ 100,000	400,000	200,000
Management Service | ACSAL
Related Party Transaction [Line Items]
Management services fees received	100,000		100,000	200,000	200,000
Dividends received from equity investment	200,000		200,000	500,000	600,000
Management Service | AerLift
Related Party Transaction [Line Items]
Management services fees received	$ 400,000		$ 400,000	$ 800,000	$ 900,000
Corporate Joint Venture
Related Party Transaction [Line Items]
Number of aircraft sold | aircraft				3